UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06520

AMG Funds I

(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30

Date of reporting period: OCTOBER 1, 2021 – MARCH 31, 2022

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds March 31, 2022 AMG Boston Common Global Impact Fund Class I: BRWIX

amgfunds.com |	033122 SAR074

AMG Funds Semi-Annual Report — March 31, 2022 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

FINANCIAL STATEMENTS
Statement of Assets and Liabilities	8
Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)
Statement of Operations	9
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period
Statements of Changes in Net Assets	10
Detail of changes in assets for the past two fiscal periods
Financial Highlights	11
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets
Notes to Financial Statements	12
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	17

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended March 31, 2022	Expense Ratio for the Period	Beginning Account Value 10/01/21	Ending Account Value 03/31/22	Expenses Paid During the Period*
AMG Boston Common Global Impact Fund
Based on Actual Fund Return
Class I	0.93%	$1,000	$897	$4.40
Based on Hypothetical 5% Annual Return
Class I	0.93%	$1,000	$1,020	$4.68

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

2

Fund Performance (unaudited) Periods ended March 31, 2022

The table below shows the average annual total returns for the periods indicated for the Fund, as well as the Fund’s relative index for the same time periods ended March 31, 2022.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
AMG Boston Common Global Impact Fund2, [3], [4], [5,6,7,8,9,10,11,12,13,14,15]
Class I	(10.29%)	(5.28%)	13.14%	11.20%
MSCI ACWI Index[16]	0.96%	7.28%	11.64%	10.00%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
1

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of March 31, 2022. All returns are in U.S. dollars ($).

2

As of March 19, 2021, the Fund’s Subadviser was changed to Boston Common Asset Management, LLC. Prior to March 19, 2021, the Fund was known as the AMG Managers Brandywine Fund, and had different principal investment strategies and corresponding risks. Performance shown for periods prior to March 19, 2021, reflects the performance and investment strategies of the Fund’s previous Subadviser, Friess Associates, LLC and Friess Associates of Delaware, LLC. The Fund’s past performance would have been different if the Fund were managed by the current Subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the fund.

3	Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.
4

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

5

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

6

Companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

7

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

8	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.
9

Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

10	Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.
11

The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

12

Applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than performance, and the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor.

13	The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
14

The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

15	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
16

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI ACWI Index is unmanaged, is not available for investment and does not incur expenses.

All MSCI data is provided ‘as is’. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC insured, nor bank guaranteed. May lose value.

3

AMG Boston Common Global Impact Fund Fund Snapshots (unaudited) March 31, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Industrials	19.3
Information Technology	17.9
Health Care	13.0
Consumer Discretionary	12.9
Materials	11.4
Financials	10.7
Consumer Staples	6.4
Utilities	3.7
Real Estate	2.9
Short-Term Investments	2.4
Other Assets Less Liabilities	(0.6)

TOP TEN HOLDINGS

Security Name	% of Net Assets
Carrier Global Corp.	3.1
Shimano, Inc. (Japan)	2.8
Bank Rakyat Indonesia Persero Tbk PT, ADR (Indonesia)	2.8
Sprouts Farmers Market, Inc.	2.6
Schneider Electric SE (France)	2.6
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2.5
ORIX Corp. (Japan)	2.4
Orsted A.S. (Denmark)	2.3
Intuit, Inc.	2.3
TOMRA Systems A.S.A. (Norway)	2.3

Top Ten as a Group	25.7

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG Boston Common Global Impact Fund Schedule of Portfolio Investments (unaudited) March 31, 2022

	Shares	Value
Common Stocks - 98.2%
Consumer Discretionary - 12.9%
Barratt Developments PLC (United Kingdom)	2,111,925	$14,377,584
BYD Co., Ltd., Class H (China)	416,500	11,585,069
KB Home (United States)	506,456	16,399,045
Mohawk Industries, Inc. (United States)*	44,369	5,510,630
Shimano, Inc. (Japan)	93,100	21,320,679
TopBuild Corp. (United States)*	88,405	16,035,783
Yamaha Corp. (Japan)	262,200	11,394,184
Total Consumer Discretionary		96,622,974
Consumer Staples - 6.4%
Kerry Group PLC, Class A (Ireland)	129,008	14,428,497
McCormick & Co., Inc., Non-Voting Shares (United States)	142,620	14,233,476
Sprouts Farmers Market, Inc. (United States)*	604,420	19,329,351
Total Consumer Staples		47,991,324
Financials - 10.7%
Bank Rakyat Indonesia Persero Tbk PT, ADR (Indonesia)[1]	1,281,654	20,762,795
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT (United States)	400,750	19,007,573
HDFC Bank, Ltd., ADR (India)	184,304	11,303,364
ORIX Corp. (Japan)	910,700	18,152,582
Ping An Insurance Group Co. of China, Ltd., Class H (China)	1,612,000	11,269,596
Total Financials		80,495,910
Health Care - 13.0%
Biogen, Inc. (United States)*	48,869	10,291,811
BioNTech SE (Germany)*	59,780	10,196,077
China Traditional Chinese Medicine Holdings Co., Ltd. (Hong Kong)	22,416,000	11,639,697
CSL, Ltd. (Australia)	52,382	10,457,675
Gilead Sciences, Inc. (United States)	177,415	10,547,322
Hoya Corp. (Japan)	68,500	7,806,115
Illumina, Inc. (United States)*	34,043	11,894,624
Sonova Holding AG (Switzerland)	35,140	14,679,327
Waters Corp. (United States)*	33,273	10,327,606
Total Health Care		97,840,254
Industrials - 19.3%
The AZEK Co., Inc. (United States)*	407,700	10,127,268
Carrier Global Corp. (United States)	515,257	23,634,839
Daikin Industries, Ltd. (Japan)	59,400	10,787,274
Kurita Water Industries, Ltd. (Japan)	329,300	12,154,739
Schneider Electric SE (France)	115,009	19,308,902

	Shares	Value
Spirax-Sarco Engineering PLC (United Kingdom)	72,490	$11,850,722
TOMRA Systems A.S.A. (Norway)	331,770	16,924,909
Vestas Wind Systems A/S (Denmark)	359,689	10,551,412
Westinghouse Air Brake Technologies Corp. (United States)	134,609	12,945,348
Xylem, Inc. (United States)	197,650	16,851,639
Total Industrials		145,137,052
Information Technology - 17.9%
Adobe, Inc. (United States)*	35,956	16,382,273
Applied Materials, Inc. (United States)	117,191	15,445,774
Ciena Corp. (United States)*	215,355	13,056,974
Enphase Energy, Inc. (United States)*	79,580	16,057,652
First Solar, Inc. (United States)*	97,278	8,146,060
Intuit, Inc. (United States)	35,829	17,228,016
Pagseguro Digital, Ltd., Class A (Brazil)*,1	492,655	9,877,733
PayPal Holdings, Inc. (United States)*	121,125	14,008,106
salesforce.com, Inc. (United States)*	61,560	13,070,419
Xinyi Solar Holdings, Ltd. (China)	6,366,000	11,079,194
Total Information Technology		134,352,201
Materials - 11.4%
Borregaard A.S.A. (Norway)	779,596	15,391,155
Croda International PLC (United Kingdom)	133,374	13,720,414
DS Smith PLC (United Kingdom)	2,651,876	11,153,038
Ecolab, Inc. (United States)	55,410	9,783,190
Koninklijke DSM NV (Netherlands)	76,812	13,741,189
Novozymes A/S, Class B (Denmark)[1]	156,888	10,756,900
Umicore, S.A. (Belgium)[1]	261,448	11,301,711
Total Materials		85,847,597
Real Estate - 2.9%
Vonovia SE (Germany)	249,428	11,625,944
Weyerhaeuser Co., REIT (United States)	267,365	10,133,134
Total Real Estate		21,759,078
Utilities - 3.7%
American Water Works Co., Inc. (United States)	62,778	10,391,642
Orsted A.S. (Denmark)[1,2]	137,878	17,258,397
Total Utilities		27,650,039
Total Common Stocks (Cost $780,511,990)		737,696,429

The accompanying notes are an integral part of these financial statements.

5

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 2.4%
Joint Repurchase Agreements - 0.7%[3]
Bank of America Securities, Inc., dated 03/31/22,due 04/01/22, 0.300% total to be received $1,169,159 (collateralized by various U.S. Government Agency Obligations, 2.000% - 4.000%, 02/01/36 - 03/01/52, totaling $1,192,532)	$1,169,149	$1,169,149
Citigroup Global Markets, Inc., dated 03/31/22,due 04/01/22, 0.300% total to be received $246,097 (collateralized by various U.S. Treasuries, 0.000% - 4.375%, 05/03/22 - 08/15/51, totaling $251,017	246,095	246,095
Daiwa Capital Markets America, dated 03/31/22,due 04/01/22, 0.300% total to be received $1,169,159 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 04/05/22 - 04/01/52, totaling $1,192,532)	1,169,149	1,169,149
MUFG Securities America, Inc., dated 03/31/22,due 04/01/22, 0.300% total to be received $1,169,159 (collateralized by various U.S. Treasuries, 1.920% - 4.500%, 12/01/28 - 03/01/52, totaling $1,192,532)	1,169,149	1,169,149

	Principal Amount	Value
RBC Dominion Securities, Inc., dated 03/31/22,due 04/01/22, 0.300% total to be received $1,169,159 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 04/26/22 - 03/20/52, totaling $1,192,532)	$1,169,149	$1,169,149
Total Joint Repurchase Agreements		4,922,691

	Shares
Other Investment Companies - 1.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.19%[4]	8,420,293	8,420,293
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.25%[4]	4,337,726	4,337,726
Total Other Investment Companies		12,758,019
Total Short-Term Investments (Cost $17,680,710)		17,680,710
Total Investments - 100.6% (Cost $798,192,700)		755,377,139
Other Assets, less Liabilities - (0.6)%		(4,456,449)
Net Assets - 100.0%		$750,920,690

*	Non-income producing security.
[1]

Some of these securities, amounting to $13,429,606 or 1.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of this security amounted to $17,258,397 or 2.3% of net assets.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

6

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2022:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$63,559,094	$81,577,958	—	$145,137,052
Information Technology	123,273,007	11,079,194	—	134,352,201
Health Care	53,257,440	44,582,814	—	97,840,254
Consumer Discretionary	37,945,458	58,677,516	—	96,622,974
Materials	9,783,190	76,064,407	—	85,847,597
Financials	51,073,732	29,422,178	—	80,495,910
Consumer Staples	47,991,324	—	—	47,991,324
Utilities	10,391,642	17,258,397	—	27,650,039
Real Estate	10,133,134	11,625,944	—	21,759,078
Short-Term Investments
Joint Repurchase Agreements	—	4,922,691	—	4,922,691
Other Investment Companies	12,758,019	—	—	12,758,019

Total Investments in Securities	$420,166,040	$335,211,099	—	$755,377,139

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended March 31, 2022, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at March 31, 2022, was as follows:

Country	% of Long-Term Investments
Australia	1.4
Belgium	1.5
Brazil	1.3
China	4.6
Denmark	5.2
France	2.6
Germany	3.0
Hong Kong	1.6
India	1.5
Indonesia	2.8

Country	% of Long-Term Investments
Ireland	2.0
Japan	11.1
Netherlands	1.9
Norway	4.4
Switzerland	2.0
United Kingdom	6.9
United States	46.2

100.0

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities (unaudited) March 31, 2022

AMG Boston Common Global Impact Fund
Assets:
Investments at value[1] (including securities on loan valued at $13,429,606)	$755,377,139
Foreign currency[2]	76,087
Dividend and interest receivables	1,561,493
Securities lending income receivable	4,435
Receivable for Fund shares sold	349
Receivable from affiliate	4,454
Prepaid expenses and other assets	32,991
Total assets	757,056,948
Liabilities:
Payable upon return of securities loaned	4,922,691
Payable for Fund shares repurchased	547,120
Accrued expenses:
Investment advisory and management fees	464,394
Administrative fees	95,423
Other	106,630
Total liabilities	6,136,258
Net Assets	$750,920,690
[1] Investments at cost	$798,192,700
[2] Foreign currency at cost	$76,316
Net Assets Represent:
Paid-in capital	$791,719,055
Total distributable loss	(40,798,365)
Net Assets	$750,920,690
Class I:
Net Assets	$750,920,690
Shares outstanding	19,356,454
Net asset value, offering and redemption price per share	$38.79

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations (unaudited) For the six months ended March 31, 2022

AMG Boston Common Global Impact Fund
Investment Income:
Dividend income	$6,438,186 [1]
Securities lending income	168,273
Foreign withholding tax	(256,610)
Total investment income	6,349,849
Expenses:
Investment advisory and management fees	3,108,293
Administrative fees	638,690
Transfer agent fees	46,710
Custodian fees	41,099
Professional fees	35,497
Reports to shareholders	30,714
Trustee fees and expenses	30,675
Registration fees	19,600
Miscellaneous	14,785
Total expenses before offsets	3,966,063
Expense reimbursements	(6,183)
Total expenses	3,959,880
Net investment income	2,389,969
Net Realized and Unrealized Loss:
Net realized gain on investments	3,240,683
Net realized loss on foreign currency transactions	(65,710)
Net change in unrealized appreciation/depreciation on investments	(92,932,653)
Net change in unrealized appreciation/depreciation on foreign currency translations	(8,401)
Net realized and unrealized loss	(89,766,081)
Net decrease in net assets resulting from operations	$(87,376,112)

[1]	Includes non-recurring dividends of $2,335,932.

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets For the six months ended March 31, 2022 (unaudited) and the fiscal year ended September 30, 2021

	AMG Boston Common Global Impact Fund
	March 31, 2022	September 30, 2021
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$2,389,969	$356,733
Net realized gain on investments	3,174,973	341,638,350
Net change in unrealized appreciation/depreciation on investments	(92,941,054)	(86,333,640)
Net increase (decrease) in net assets resulting from operations	(87,376,112)	255,661,443
Distributions to Shareholders:
Class I	(5,876,760)	(451,891,718)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(60,121,682)	265,468,347
Total increase (decrease) in net assets	(153,374,554)	69,238,072
Net Assets:
Beginning of period	904,295,244	835,057,172
End of period	$750,920,690	$904,295,244

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

10

AMG Boston Common Global Impact Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended March 31, 2022	For the fiscal years ended September 30,
Class I	(unaudited)	2021	2020	2019	2018	2017[1]
Net Asset Value, Beginning of Period	$43.52	$56.96	$52.89	$56.01	$44.48	$37.42
Income (loss) from Investment Operations:
Net investment income (loss)[2]	0.12 [3,4]	0.02 [4]	(0.27)	(0.13)	(0.21)[4]	(0.17)[4,5]
Net realized and unrealized gain (loss) on investments	(4.55)	15.47	9.70	(2.99)	11.74	7.23
Total income (loss) from investment operations	(4.43)	15.49	9.43	(3.12)	11.53	7.06
Less Distributions to Shareholders from:
Net investment income	(0.10)	—	—	—	—	—
Net realized gain on investments	(0.20)	(28.93)	(5.36)	—	—	—
Total distributions to shareholders	(0.30)	(28.93)	(5.36)	—	—	—
Net Asset Value, End of Period	$38.79	$43.52	$56.96	$52.89	$56.01	$44.48
Total Return[6]	(10.29)%[4,7]	31.75%[4]	18.95%	(5.57)%	25.92%[4]	18.87%[4]
Ratio of net expenses to average net assets	0.93%[8]	1.03%	1.11%	1.10%	1.10%	1.11%
Ratio of gross expenses to average net assets	0.93%[8,9]	1.03%[9]	1.11%	1.10%	1.10%[9]	1.12%[9]
Ratio of net investment income (loss) to average net assets	0.56%[4,8]	0.04%[4]	(0.51)%	(0.26)%	(0.43)%[4]	(0.43)%[4]
Portfolio turnover	13%[7]	202%	221%	145%	138%	187%
Net assets end of period (000’s) omitted	$750,921	$904,295	$835,057	$786,149	$893,301	$771,474

[1]	Effective February 27, 2017, the Fund’s Class S shares were renamed to Class I shares.
[2]	Per share numbers have been calculated using average shares.
[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.00.
[4]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.22).
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Not annualized.
[8]	Annualized.
[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

11

Notes to Financial Statements (unaudited) March 31, 2022

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG Boston Common Global Impact Fund (the “Fund”).

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Fund and thus Fund performance.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

12

Notes to Financial Statements (continued)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent differences. Temporary differences are primarily due to mark to market of passive foreign investment companies and wash sale loss deferrals.

At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Depreciation
$798,192,700	$50,605,343	$(93,420,904)	$(42,815,561)

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of September 30, 2021, the Fund had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended September 30, 2022, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

13

Notes to Financial Statements (continued)

g. CAPITALSTOCK

The Trust’s Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended March 31, 2022 (unaudited) and the fiscal year ended September 30, 2021, the capital stock transactions by class for the Fund were as follows:

	March 31, 2022		September 30, 2021
	Shares	Amount	Shares	Amount
Class I:
Proceeds from sale of shares	51,352	$2,058,084	176,870	$8,489,156
Reinvestment of distributions	123,799	5,507,819	9,562,894	422,177,212
Cost of shares repurchased	(1,597,029)	(67,687,585)	(3,622,135)	(165,198,021)

Net increase (decrease)	(1,421,878)	$(60,121,682)	6,117,629	$265,468,347

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At March 31, 2022, the market value of Repurchase Agreements outstanding was $4,922,691.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisers for the Fund (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Boston Common Asset Management, LLC (“Boston Common”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG owns a minority equity interest in Boston Common.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended March 31, 2022, the Fund paid an investment management fee at the annual rate of 0.73% of the average daily net assets of the Fund. Prior to May 19, 2021, the annual rate for the investment management fees was 0.88% of the Fund’s average daily net assets.

The Investment Manager has contractually agreed, through at least February 1, 2023, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of the Fund to the annual rate of 0.93% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. Prior to May 19, 2021, the Fund did not have an expense limitation.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may

14

Notes to Financial Statements (continued)

recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

At March 31, 2022, the Fund’s expiration of reimbursements subject to recoupment is as follows:

Expiration
Period
2-3 years	$27,723

Total	$27,723

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At March 31, 2022, the Fund had no interfund loans outstanding.

The Fund did not utilize the interfund loan program during the six months ended March 31, 2022.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended March 31, 2022, were $112,083,939 and $184,358,316, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended March 31, 2022.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2022, were as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$13,429,606	$4,922,691	$9,262,727	$14,185,418

The following table summarizes the securities received as collateral for securities lending at March 31, 2022:

Collateral Type	Coupon Range		Maturity Date Range
U.S. Treasury Obligations	0.000	%-4.500%	05/19/22-08/15/51

15

Notes to Financial Statements (continued)

5. FOREIGN SECURITIES

The Fund invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The Fund’s investments in emerging market countries are exposed to additional risks. The Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

7. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Fund’s open Repurchase Agreements that are subject to a master netting agreement as of March 31, 2022:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount
Bank of America Securities, Inc.	$1,169,149	—	$1,169,149	$1,169,149	—
Citigroup Global Markets, Inc.	246,095	—	246,095	246,095	—
Daiwa Capital Markets America	1,169,149	—	1,169,149	1,169,149	—
MUFG Securities America, Inc.	1,169,149	—	1,169,149	1,169,149	—
RBC Dominion Securities, Inc.	1,169,149	—	1,169,149	1,169,149	—

Total	$4,922,691	—	$4,922,691	$4,922,691	—

8. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

16

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 17, 2022, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

17

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INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Boston Common Asset Management, LLC

200 State Street

7th Floor

Boston, MA 02109

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

4400 Computer Drive

Westborough, MA 01581

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Kurt Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria Sassine

Thomas R. Schneeweis

Garrett W. Weston

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at amgfunds.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com |

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com |	033122 SAR074

SEMI-ANNUAL REPORT

AMG Funds March 31, 2022 AMG Veritas Global Real Return Fund Class I: BLUEX

amgfunds.com	033122	SAR073

AMG Funds Semi-Annual Report — March 31, 2022 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	5

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	9

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	10

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	11

Detail of changes in assets for the past two fiscal periods

Financial Highlights	12

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	13

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	19

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended March 31, 2022	Expense Ratio for the Period	Beginning Account Value 10/01/21	Ending Account Value 03/31/22	Expenses Paid During the Period*
AMG Veritas Global Real Return Fund
Based on Actual Fund Return
Class I	1.15%	$1,000	$969	$5.64
Based on Hypothetical 5% Annual Return
Class I	1.15%	$1,000	$1,019	$5.79

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

Fund Performance (unaudited) Periods ended March 31, 2022

The table below shows the average annual total returns for the periods indicated for the Fund, as well as the Fund’s relative index for the same time periods ended March 31, 2022.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
AMG Veritas Global Real Return Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18, 19
Class I	(3.13%)	1.67%	15.66%	12.06%
Bloomberg U.S. Treasury Inflation-Linked Bond Index[20]	(0.73%)	4.29%	4.43%	2.69%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of March 31, 2022. All returns are in U.S. dollars($).

[2]

As of March 19, 2021, the Fund’s subadvisor was changed to Veritas Asset Management LLP. Prior to March 19, 2021, the Fund was known as the AMG Managers Brandywine Blue Fund, and had different principal investment strategies and corresponding risks. Performance shown for periods prior to March 19, 2021, reflects the performance and investment strategies of the Fund’s previous subadvisor, Friess Associates, LLC and Friess Associates of Delaware, LLC. The Fund’s past performance would have been different if the Fund were managed by the current subadvisor and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the fund.

[3]	Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.
[4]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.
[5]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[6]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.
[7]

Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

[8]	The issuers of bonds or other debt securities or a counterparty to a derivatives contract may be unable or unwilling to make interest, principal or settlement payments.
[9]	When the Fund has a significant cash balance for a sustained period, the benefit to the Fund of any market upswing may likely be reduced, and the Fund’s performance may be adversely affected.
[10]	Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.
[11]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[12]

The Fund may not be able to value its investments in a manner that accurately reflects their market values, and the Fund may not be able to sell an investment at a price equal to the valuation ascribed to that investment by the Fund.

[13]

The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[14]

Because exchange-traded funds (ETFs) incur their own costs, investing in them could result in a higher cost to the investor. Additionally, the fund will be indirectly exposed to all the risks of securities held by the ETFs.

[15]	The use of leverage in a Fund’s strategy, such as futures and forward commitment transactions, can magnify relatively small market movements into relatively larger losses for the Fund.
[16]	The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
[17]

The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[18]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[19]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
[20]

The Bloomberg U.S. Treasury Inflation-Linked Bond Index measures the performance of the US Treasury Inflation Protected Securities (TIPS) market. Unlike the Fund, the Bloomberg US Treasury Inflation-Linked Bond Index is unmanaged, is not available for investment and does not incur expenses.

Fund Performance Periods ended March 31, 2022 (continued)

“Bloomberg®” and Bloomberg U.S. Treasury Inflation-Linked Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes	by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend AMG Veritas Global Real Return Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any	data or information relating to AMG Veritas Global Real Return Fund Not FDIC insured, nor bank guaranteed. May lose value.

AMG Veritas Global Real Return Fund Fund Snapshots (unaudited) March 31, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Health Care	29.2
Industrials	24.1
Communication Services	16.8
Information Technology	10.5
Consumer Discretionary	3.8
Consumer Staples	3.7
Materials	2.6
Financials	2.5
Short-Term Investments[1]	9.0
Other Assets Less Liabilities2, 3	(2.2)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes collateral and net unrealized appreciation on futures contracts.
[3]	Includes repayment of cash collateral on security lending transactions.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Alphabet, Inc., Class A	6.6
CVS Health Corp.	6.1
Charter Communications, Inc., Class A	5.9
Canadian Pacific Railway, Ltd. (Canada)	5.7
BAE Systems PLC (United Kingdom)	5.7
Meta Platforms, Inc., Class A	4.4
Fiserv, Inc.	4.2
Baxter International, Inc.	4.1
Vinci, S.A. (France)	4.0
Safran SA (France)	3.9

Top Ten as a Group	50.6

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Veritas Global Real Return Fund Schedule of Portfolio Investments (unaudited) March 31, 2022

	Shares	Value
Common Stocks - 93.2%
Communication Services - 16.8%
Alphabet, Inc., Class A (United States)*	3,498	$9,729,162
Charter Communications, Inc., Class A (United States)*	15,765	8,600,123
Meta Platforms, Inc., Class A (United States)*	28,677	6,376,618
Total Communication Services		24,705,903
Consumer Discretionary - 3.8%
Amazon.com, Inc. (United States)*	1,700	5,541,915
Consumer Staples - 3.7%
Unilever PLC (United Kingdom)	119,283	5,391,141
Financials - 2.5%
Intercontinental Exchange, Inc. (United States)	17,534	2,316,592
Moody’s Corp. (United States)	4,130	1,393,503
Total Financials		3,710,095
Health Care - 29.2%
Baxter International, Inc. (United States)	76,881	5,961,353
Becton Dickinson and Co. (United States)	19,239	5,117,574
Catalent, Inc. (United States)*	50,719	5,624,737
The Cooper Cos, Inc. (United States)	8,830	3,687,320
CVS Health Corp. (United States)	88,000	8,906,480
Illumina, Inc. (United States)*	4,435	1,549,589
Sonic Healthcare, Ltd. (Australia)	160,566	4,239,302
Thermo Fisher Scientific, Inc. (United States)	5,127	3,028,262
UnitedHealth Group, Inc. (United States)	9,113	4,647,357
Total Health Care		42,761,974
Industrials - 24.1%
Aena SME SA (Spain)*,1	27,546	4,591,927
BAE Systems PLC (United Kingdom)	883,059	8,293,210
Canadian Pacific Railway, Ltd. (Canada)[2]	100,490	8,294,445
CoStar Group, Inc. (United States)*	39,410	2,625,100
Safran SA (France)	48,527	5,713,351
Vinci, S.A. (France)	56,773	5,800,649
Total Industrials		35,318,682
Information Technology - 10.5%
Fiserv, Inc. (United States)*	60,521	6,136,829
Mastercard, Inc., Class A (United States)	12,858	4,595,192
Microsoft Corp. (United States)	15,006	4,626,500
Total Information Technology		15,358,521
Materials - 2.6%
Franco-Nevada Corp. (Canada)	23,586	3,762,439
Total Common Stocks (Cost $130,430,540)		136,550,670

	Principal Amount	Value
Short-Term Investments - 9.0%
Joint Repurchase Agreements - 5.8%[3]
Bank of America Securities, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $2,020,313 (collateralized by various U.S. Government Agency Obligations, 2.000% -4.000%, 02/01/36 - 03/01/52, totaling $2,060,702)	$2,020,296	$2,020,296
Cantor Fitzgerald Securities, Inc., dated 03/31/22, due 04/01/22, 0.290% total to be received $2,020,316 (collateralized by various U.S. Government Agency Obligations, 0.000% -9.000%, 04/25/22 - 12/20/71, totaling $2,060,706)	2,020,300	2,020,300
Citigroup Global Markets, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $425,252 (collateralized by various U.S. Treasuries, 0.000% - 4.375%, 05/03/22 -08/15/51, totaling $433,753)	425,248	425,248
National Bank Financial, dated 03/31/22, due 04/01/22, 0.340% total to be received $2,020,315 (collateralized by various U.S. Treasuries, 0.000% - 3.000%, 04/01/22 -04/01/22, totaling $2,060,706)	2,020,296	2,020,296
RBC Dominion Securities, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $2,020,313 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 04/26/22 -03/20/52, totaling $2,060,702)	2,020,296	2,020,296
Total Joint Repurchase Agreements		8,506,436

	Shares
Other Investment Companies - 3.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.19%[4]	3,082,860	3,082,860
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.25%[4]	1,588,137	1,588,137
Total Other Investment Companies		4,670,997
Total Short-Term Investments (Cost $13,177,433)		13,177,433
Total Investments - 102.2% (Cost $143,607,973)		149,728,103
Other Assets, less Liabilities - (2.2)%		(3,254,377)
Net Assets - 100.0%		$146,473,726

The accompanying notes are an integral part of these financial statements.

AMG Veritas Global Real Return Fund Schedule of Portfolio Investments (continued)

*	Non-income producing security.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of this security amounted to $4,591,927 or 3.1% of net assets.

[2]	Some of these securities, amounting to $8,211,492 or 5.6% of net assets, were out on loan to various borrowers and are collateralized by cash. See Note 4 of Notes to Financial Statements.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Open Futures Contracts

Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
EURO STOXX 50	EUR	510	Short	06/17/22	$(21,568,888)	$(963,975)
S&P 500 E-Mini Index	USD	170	Short	06/17/22	(38,511,375)	(3,119,186)

					Total	$(4,083,161)

CURRENCY ABBREVIATIONS:
EUR Euro Dollar
USD U.S. Dollar

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2022:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Health Care	$38,522,672	$4,239,302	—	$42,761,974
Industrials	10,919,545	24,399,137	—	35,318,682
Communication Services	24,705,903	—	—	24,705,903
Information Technology	15,358,521	—	—	15,358,521
Consumer Discretionary	5,541,915	—	—	5,541,915
Consumer Staples	—	5,391,141	—	5,391,141
Materials	3,762,439	—	—	3,762,439
Financials	3,710,095	—	—	3,710,095
Short-Term Investments
Joint Repurchase Agreements	—	8,506,436	—	8,506,436
Other Investment Companies	4,670,997	—	—	4,670,997

Total Investments in Securities	$107,192,087	$42,536,016	—	$149,728,103

Financial Derivative Instruments - Liabilities
Equity Futures Contracts	$(4,083,161)	—	—	$(4,083,161)

Total Financial Derivative Instruments	$(4,083,161)	—	—	$(4,083,161)

1	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended March 31, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG Veritas Global Real Return Fund Schedule of Portfolio Investments (continued)

The following schedule shows the value of derivative instruments at March 31, 2022:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Total equity of futures contracts[1]	$5,079,649	—	—

For the six months ended March 31, 2022, the effect of derivative instruments on the Statement of Operations for the Fund and the amount of realized gain/loss and unrealized appreciation/depreciation on derivatives recognized in income was as follows:

	Realized Gain/(Loss)		Change in Unrealized Appreciation/Depreciation
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change in Unrealized Appreciation/ Depreciation
Equity contracts	Net realized gain on futures contracts	$2,215,884	Net change in unrealized appreciation/depreciation on futures contracts	$(6,966,126)

[1]	Amount represents cash with futures broker and unrealized appreciation/depreciation on open futures contracts. See Note 9 for additional information.

The country allocation in the Schedule of Portfolio Investments at March 31, 2022, was as follows:

Country	% of Long-Term Investments
Australia	3.1
Canada	8.8
France	8.4
Spain	3.4
United Kingdom	10.0
United States	66.3

100.0

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) March 31, 2022

AMG Veritas Global Real Return Fund
Assets:
Investments at value[1] (including securities on loan valued at $8,211,492)	$149,728,103
Total equity of futures contracts (see Note 9)	5,079,649
Receivable for investments sold	353,591
Dividend and interest receivables	75,963
Securities lending income receivable	362
Receivable for Fund shares sold	489
Receivable from affiliate	2,855
Prepaid expenses and other assets	14,591
Total assets	155,255,603
Liabilities:
Payable upon return of securities loaned	8,506,436
Payable for Fund shares repurchased	91,012
Accrued expenses:
Investment advisory and management fees	109,334
Administrative fees	18,637
Shareholder service fees	5,342
Other	51,116
Total liabilities	8,781,877
Net Assets	$146,473,726
[1] Investments at cost	$143,607,973
Net Assets Represent:
Paid-in capital	$142,201,423
Total distributable earnings	4,272,303
Net Assets	$146,473,726
Class I:
Net Assets	$146,473,726
Shares outstanding	3,639,973
Net asset value, offering and redemption price per share	$40.24

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended March 31, 2022

AMG Veritas Global Real Return Fund
Investment Income:
Dividend income	$620,199
Interest income	56
Securities lending income	5,389
Foreign withholding tax	(17,159)
Total investment income	608,485
Expenses:
Investment advisory and management fees	679,015
Administrative fees	115,741
Shareholder servicing fees—Class I	33,179
Professional fees	19,154
Custodian fees	15,037
Registration fees	14,075
Reports to shareholders	12,101
Transfer agent fees	6,725
Trustee fees and expenses	5,392
Interest expense	813
Miscellaneous	3,392
Total expenses before offsets	904,624
Expense reimbursements	(14,147)
Total expenses	890,477
Net investment loss	(281,992)
Net Realized and Unrealized Loss:
Net realized gain on investments	3,966,053
Net realized gain on futures contracts	2,215,884
Net realized loss on foreign currency transactions	(22,438)
Net change in unrealized appreciation/depreciation on investments	(3,938,862)
Net change in unrealized appreciation/depreciation on futures contracts	(6,966,126)
Net change in unrealized appreciation/depreciation on foreign currency translations	6,247
Net realized and unrealized loss	(4,739,242)
Net decrease in net assets resulting from operations	$(5,021,234)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended March 31, 2022 (unaudited) and the fiscal year ended September 30, 2021

	AMG Veritas Global Real Return Fund
	March 31, 2022	September 30, 2021
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment loss	$(281,992)	$(810,456)
Net realized gain on investments	6,159,499	54,134,715
Net change in unrealized appreciation/depreciation on investments	(10,898,741)	(18,397,172)
Net increase (decrease) in net assets resulting from operations	(5,021,234)	34,927,087
Distributions to Shareholders:
From net investment income and/or realized gain on investments:
Class I	—	(92,131,621)
From paid-in capital:
Class I	—	(473,544)
Total distributions to shareholders	—	(92,605,165)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(12,710,581)	27,236,253
Total decrease in net assets	(17,731,815)	(30,441,825)
Net Assets:
Beginning of period	164,205,541	194,647,366
End of period	$146,473,726	$164,205,541

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Veritas Global Real Return Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended March 31, 2022	For the fiscal years ended September 30,
Class I	(unaudited)	2021	2020	2019	2018	2017[1]
Net Asset Value, Beginning of Period	$41.54	$55.88	$49.78	$56.64	$45.69	$36.87
Income (loss) from Investment Operations:
Net investment loss[2]	(0.07)[3]	(0.20)[3]	(0.22)	(0.10)	(0.24)	(0.12)[4]
Net realized and unrealized gain (loss) on investments	(1.23)	9.99	12.84	(1.40)	11.19	8.94
Total income (loss) from investment operations	(1.30)	9.79	12.62	(1.50)	10.95	8.82
Less Distributions to Shareholders from:
Net realized gain on investments	—	(24.01)	(6.52)	(5.36)	—	—
Paid in capital	—	(0.12)	—	—	—	—
Total distributions to shareholders	—	(24.13)	(6.52)	(5.36)	—	—
Net Asset Value, End of Period	$40.24	$41.54	$55.88	$49.78	$56.64	$45.69
Total Return[5]	(3.13)%[3,6]	19.79%[3,7]	27.84%	(0.17)%	23.97%	23.92%
Ratio of expenses to average net assets	1.15%[8]	1.15%	1.17%	1.15%	1.16%	1.20%
Ratio of gross expenses to average net assets	1.17%[8,9]	1.16%[9]	1.17%	1.15%	1.16%	1.20%
Ratio of net investment loss to average net assets	(0.37)%[8]	(0.42)%[3]	(0.46)%	(0.20)%	(0.47)%	(0.29)%
Portfolio turnover	45%[6]	235%	215%	135%	122%	167%
Net assets end of period (000’s) omitted	$146,474	$164,206	$194,647	$182,244	$197,000	$172,454

[1]	Effective February 27, 2017, the Fund’s Class S shares were renamed to Class I shares.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.18).
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Includes a non-recurring securities litigation gain. Had the Fund not received the payment total return would have been 19.18%.
[8]	Annualized.
[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

Notes to Financial Statements (unaudited) March 31, 2022

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is Veritas Global Real Return Fund (the “Fund”).

A significant portion of the Fund’s holdings may be focused in a relatively small number of securities, which may make the Fund more volatile and subject to greater risk than a more diversified fund.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Fund and thus Fund performance.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield

Notes to Financial Statements (continued)

curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to distributions in excess of earnings. Temporary differences are primarily due to the deferral of qualified late year losses, wash sale loss deferrals, and mark to market of futures.

At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation
$143,607,973	$14,165,542	$(8,045,412)	$6,120,130

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of September 30, 2021, the Fund had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended September 30, 2022, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended March 31, 2022 (unaudited) and the fiscal year ended September 30, 2021, the capital stock transactions by class for the Fund were as follows:

	March 31, 2022		September 30, 2021
	Shares	Amount	Shares	Amount
Class I:
Proceeds from sale of shares	14,565	$593,443	411,014	$21,389,777
Reinvestment of distributions	—	—	1,900,323	83,737,125
Cost of shares repurchased	(327,591)	(13,304,024)	(1,841,410)	(77,890,649)

Net increase (decrease)	(313,026)	$(12,710,581)	469,927	$27,236,253

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At March 31, 2022, the market value of Repurchase Agreements outstanding was $8,506,436.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisers for the Fund (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Veritas Asset Management LLP (“Veritas”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Veritas.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended March 31, 2022, the Fund paid an investment management fee at the annual rate of 0.88% of the average daily net assets of the Fund.

The Investment Manager has contractually agreed, through at least February 1, 2023, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of the Fund to the annual rate of 1.11% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. Prior to May 24, 2021, the Fund did not have an expense limitation.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to

Notes to Financial Statements (continued)

exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

At March 31, 2022, the Fund’s expiration of reimbursements subject to recoupment is as follows:

Expiration
Period
2-3 years	$36,126

Total	$36,126

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended March 31, 2022, were as follows:

	Maximum Annual	Actual
	Amount	Amount
	Approved	Incurred
Class I	0.15%	0.04%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At March 31, 2022, the Fund had no interfund loans outstanding.

The Fund utilized the interfund loan program during the six months ended March 31, 2022 as follows:

Average	Number	Interest	Average
Lent	of Days	Earned	Interest Rate
$1,095,480	2	$56	0.928%

Average	Number	Interest	Average
Borrowed	of Days	Paid	Interest Rate
$1,968,330	16	$813	0.942%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended March 31, 2022, were $66,518,393 and $83,648,140, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended March 31, 2022.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate

Notes to Financial Statements (continued)

omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2022, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$8,211,492	$8,506,436	—	$8,506,436

5. FOREIGN SECURITIES

The Fund invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

7. FORWARD COMMITMENTS

Certain transactions, such as futures and forward transactions may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if the Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

8. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit risk and how derivative instruments affect the Fund’s financial position, and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities, and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statement of Operations, each categorized by type of derivative contract, are included in a table at the end of the Fund’s Schedule of Portfolio Investments.

For the six months ended March 31, 2022, the average monthly balances of derivative financial instruments outstanding were as follows:

Financial Futures Contracts
Average number of contracts sold	564
Average notional value of contracts sold	$75,794,947

9. FUTURES CONTRACTS

The Fund generally expects to take short positions in index futures to seek to preserve capital. There are certain risks associated with futures contracts. Prices may not move as expected or the Funds may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent variation margin payments are made or received by the Funds depending on the fluctuations in the value of the futures contracts and the value of cash or securities on deposit with the futures broker. The Funds must have total value at the futures broker consisting of either net unrealized gains, cash or securities collateral to meet the initial margin requirement, and any value over the initial margin requirement may be transferred to the Funds. The Fund pays or receives variation margin periodically. As of March 31, 2022, the Fund had total equity in the futures account of $5,079,649 which consists of cash deposited with the futures broker of $9,162,810 and unrealized depreciation on open futures contracts of $4,083,161.

Variation margin on future contracts is recorded as unrealized appreciation or depreciation until the futures contract is closed or expired. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

10. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the securities lending program, Repurchase Agreements and derivatives, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

Notes to Financial Statements (continued)

The following table is a summary of the Fund’s open Repurchase Agreements and derivatives that are subject to a master netting agreement as of March 31, 2022:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
	Gross Amounts of
	Assets Presented in		Net
	the Statement of	Offset	Asset	Collateral	Net
	Assets and Liabilities	Amount	Balance	Received	Amount
Bank of America Securities, Inc.	$2,020,296	—	$2,020,296	$2,020,296	—
Cantor Fitzgerald Securities, Inc.	2,020,300	—	2,020,300	2,020,300	—
Citigroup Global Markets, Inc.	425,248	—	425,248	425,248	—
National Bank Financial	2,020,296	—	2,020,296	2,020,296	—
RBC Dominion Securities, Inc.	2,020,296	—	2,020,296	2,020,296	—

Total	$8,506,436	—	$8,506,436	$8,506,436	—

11. NEW REGULATORY UPDATES

On October 28, 2020, the SEC adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities, require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Management is currently evaluating the impact, if any, of this regulation.

12. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 17, 2022, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Veritas Asset Management LLP

1 Smart’s Place

London, WC2B 5LW

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

4400 Computer Drive

Westborough, MA 01581

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Kurt Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria Sassine

Thomas R. Schneeweis

Garrett W. Weston

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at amgfunds.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com	033122	SAR073

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a) (1) Not applicable.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Filed herewith.

(a) (3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	June 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	June 3, 2022

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	June 3, 2022